LEASES - Narrative (Details) - United States - Timberland Leases	Dec. 31, 2024
Minimum
Lessee, Lease, Description [Line Items]
Contract term (in years)	30 years
Maximum
Lessee, Lease, Description [Line Items]
Contract term (in years)	65 years